As filed with the U.S. Securities and Exchange Commission on November 16, 2012

File Nos. 333-157876 and 811-22110

U.S. SECURITIES AND EXCHANGE COMMISSION

 Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 54	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 56	☒

AdvisorShares Trust

(Exact Name of Registrant as Specified in Charter)

2 Bethesda Metro Center, Suite 1330, Bethesda, Maryland 20814

(Address of Principal Executive Offices, Zip Code)

(877) 843-3831

(Registrant’s Telephone Number, including Area Code)

Noah Hamman

AdvisorShares Investments, LLC

2 Bethesda Metro Center

Suite 1330

Bethesda, Maryland  20814

(Name and Address of Agent for Service)

Copy to:

W. John McGuire

Bingham McCutchen LLP

2020 K Street NW

Washington, DC 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b) of Rule 485
☐	On (date) pursuant to paragraph (b)(1)(v) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	On (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 54 relates to the Accuvest Global Long Short ETF, Accuvest Global Opportunities ETF, Cambria Global Tactical ETF, Madrona Domestic ETF, Madrona International ETF, Madrona Global Bond ETF, Meidell Tactical Advantage ETF, Peritus High Yield ETF, Ranger Equity Bear ETF (formerly, the Active Bear ETF), Rockledge SectorSAM ETF, TrimTabs Float Shrink ETF, and WCM/BNY Mellon Focused Growth ADR ETF.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 54 to Registration Statement No. 333-157876 to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, State of Maryland on this 16th day of November, 2012.

AdvisorShares Trust

/s/ Noah Hamman
Noah Hamman Chairman of the Board of Trustees, Chief Executive Officer, Principal Financial Officer and President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 54 to the Registration Statement has been signed below by the following persons in the capacity and on the date indicated.

Signature	Title	Date

/s/ Noah Hamman	Chairman of the Board of Trustees,	November 16, 2012
Noah Hamman	Chief Executive Officer,
Principal Financial Officer and
President

*	Trustee	November 16, 2012
Elizabeth Piper/Bach

*	Trustee	November 16, 2012
William G. McVay

*	Secretary, Chief Compliance	November 16, 2012
Dan Ahrens	Officer and Treasurer

/s/Noah Hamman
* Noah Hamman, Power of Attorney